Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer and Supplier Concentrations (Details) [Line Items]
Percentage of revenues and purchases	10.00%
Percentage of total accounts receivable.	35.20%
Percentage of concentration of accounts receivable	10.00%
Number of suppliers	four	three
Description of significant concentration of total accounts payable	There was one supplier that have significant concentration (over 10%) of total accounts payable as of March 31, 2022, which accounted for 51.33% of the Company’s total accounts payable.	There were two suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2021, which accounted for 38.16% and 16.39% of the Company’s total accounts payable, respectively.
Customer 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Percentage of total revenues	13.44%
Supplier 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total raw material purchases, percentage	24.59%
Total purchases, percentage		25.68%
Supplier 2 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total raw material purchases, percentage	15.79%
Total purchases, percentage		15.88%
Supplier 3 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total raw material purchases, percentage	11.95%
Total purchases, percentage		14.95%
Supplier 4 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Total raw material purchases, percentage	10.29%
Revenues [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of customers	one
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Accounts receivable (in Dollars)	$ 6,013,084